Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues, net		$ 3,357,924	$ 3,259,037
Cost of revenues		(2,365,517)	(2,374,817)
Gross profit		992,407	884,220
Operating expenses
Marketing expenses		(5,096)	(957,337)
General and administrative expenses		(1,131,602)	(4,141,758)
Total operating expenses		(1,136,698)	(5,099,095)
Loss from operations		(144,291)	(4,214,875)
Other income (expense)
Share of loss from equity investment		(174,899)	(131,484)
Loss on dilution of equity investment		(129,106)
Other income		26	4,976
Interest income		248,749	3,006
Interest expense		(54,692)	(106,142)
Total other income (expenses), net		(109,922)	(229,644)
Loss before income taxes		(254,213)	(4,444,519)
Provision for income taxes
Net loss		(254,213)	(4,444,519)
Other comprehensive (loss) income:
Foreign currency translation adjustment		16,110	(211,494)
Total comprehensive loss		$ (238,103)	$ (4,656,013)
Income (loss) per share - basic	[1]	$ (0.09)	$ (5.61)
Income (loss) per share - diluted	[1]	$ (0.09)	$ (5.61)
Weighted average number of ordinary shares outstanding - basic	[1]	2,764,118	792,103
Weighted average number of ordinary shares outstanding - diluted	[1]	2,764,118	792,103

[1]	The unaudited condensed consolidated financial statements have been adjusted to reflect the 1-for-20 reverse share split effective January 13, 2026.